CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Operating activities:
Net loss	¥ (193,200,639)	$ (26,468,379)	¥ (271,835,982)	¥ (49,462,929)
Adjustments to reconcile net loss to net cash provided by operating activities:
Allowance for doubtful accounts (Note 3)	7,632,517	1,045,651	139,445,017	25,044,327
Share-based compensation (Note 13)	24,232,978	3,319,904	47,659,304	58,219,186
Depreciation and amortization	122,145,353	16,733,845	148,064,759	142,711,409
Reduction in the carrying amount of right-of-use assets	6,742,635	923,737	8,303,344	8,525,547
Investment income	(2,358,995)	(323,181)	(1,426,370)	(10,917,736)
Unrealized foreign exchange gain	(1,965,545)	(269,279)	(4,557,547)	(7,508,084)
Deferred income tax benefit	(23,286,678)	(3,190,262)	(10,952,309)	(6,079,533)
Loss on disposal of property, plant and equipment	470,395	64,444	22,077	478,457
Write-downs of inventories (Note 4)	30,028,243	4,113,852	21,681,652	8,991,793
Changes in operating assets and liabilities:
Accounts receivable	(44,889,491)	(6,149,835)	65,371,286	(56,145,868)
Inventories	(288,201,161)	(39,483,397)	2,627,537	(156,107,463)
Prepayments and other current assets	(58,796,807)	(8,055,130)	(5,062,337)	(125,888,562)
Other non-current assets	(6,136,484)	(840,695)	6,269,554	(1,834,238)
Accounts payable and notes payable	423,029,917	57,954,861	(33,303,059)	93,747,996
Advances from customers	16,557,569	2,268,378	(5,657,752)	7,545,887
Deferred revenue	12,210,754	1,672,866	5,953,975	5,517,801
Other non-current liabilities	729,322	99,917	(1,280,068)	(9,365,449)
Income tax receivable			13,340,152	(13,349,602)
Income taxes payable	(285,999)	(39,182)	(540,152)	(15,703,460)
Accrued expenses and other current liabilities	32,804,911	4,494,256	(21,922,192)	(13,056,147)
Operating lease liabilities	(5,176,177)	(709,133)	(8,465,797)	(7,219,675)
Net cash (used in) provided by operating activities	52,286,618	7,163,238	93,735,092	(121,856,343)
Investing activities:
Cash paid for purchase of property, plant and equipment	(119,749,137)	(16,405,565)	(78,934,562)	(135,349,387)
Purchase of term deposits	(379,755,995)	(52,026,358)	(379,419,347)	(635,470,550)
Cash received from redemption of term deposits	204,717,290	28,046,154	513,238,247	551,794,100
Cash paid for purchase of short-term investments	(2,045,830,020)	(280,277,564)	(420,000,000)	(2,593,000,000)
Cash received from sale of short-term investments	2,048,189,015	280,600,745	581,426,370	3,213,917,736
Prepayment for an investment				(4,000,000)
Net cash provided by (used in) investing activities	(292,428,847)	(40,062,588)	216,310,708	397,891,899
Financing activities:
Cash received from exercise of employee stock options	267,335	36,625	654,023	2,203,086
Proceeds from short-term bank borrowings	200,000,000	27,399,888	100,000,000	340,000,000
Repayment for short-term bank borrowings	(100,000,000)	(13,699,944)	(160,000,000)	(360,000,000)
Net cash (used in) provided by financing activities	100,267,335	13,736,569	(59,345,977)	(17,796,914)
Effect of foreign currency exchange rate changes on cash, cash equivalents and restricted cash	6,051,800	829,093	8,913,200	30,043,572
Net increase (decrease) in cash, cash equivalents and restricted cash	(133,823,094)	(18,333,688)	259,613,023	288,282,214
Cash, cash equivalents and restricted cash at the beginning of the year	980,240,193	134,292,356	720,627,170	432,344,956
Cash, cash equivalents and restricted cash at the end of the year	846,417,099	115,958,668	980,240,193	720,627,170
Supplemental information
Interest paid	5,460,000	748,017	1,616,253	5,711,056
Income tax paid	142,311	19,497	1,066,182	13,374,909
Construction payable	¥ 19,824,443	$ 2,715,938	¥ 13,441,923	7,522,480
Prepayment for a service in previous year to purchase of an investment				¥ 3,000,000